Inventories	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Inventories	Inventories

	$ million
	Dec 31, 2023	Dec 31, 2022
Oil, gas and chemicals	22,232	27,823
Environmental certificates	2,108	2,557
Materials	1,679	1,514
Total	26,019	31,894
Inventories at December 31, 2023, included write-downs to net realisable value of $1,567 million (2022: $2,705 million).